Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 251,994	$ 238,672
Interest-bearing deposits in banks	296,101	152,724
Total cash and cash equivalents	548,095	391,396
Securities available for sale, at fair value	2,158,853	1,936,797
Securities held to maturity (fair values of $119,481 and $152,566, respectively)	116,960	154,109
Mortgage loans held for sale ($139,950 and $97,273 recorded at fair value, respectively)	140,072	128,442
Loans covered by loss share agreements	444,544	719,793
Non-covered loans, net of unearned income	10,996,500	8,772,226
Total loans, net of unearned income	11,441,044	9,492,019
Allowance for loan losses	(130,131)	(143,074)
Loans, net	11,310,913	9,348,945
FDIC loss share receivables	69,627	162,312
Premises and equipment, net	307,159	287,510
Goodwill	517,526	401,872
Other assets	589,400	554,167
Total Assets	15,758,605	13,365,550
Deposits:
Non-interest-bearing	3,195,430	2,575,939
Interest-bearing	9,325,095	8,161,061
Total deposits	12,520,525	10,737,000
Short-term borrowings	845,742	680,344
Long-term debt	403,254	280,699
Other liabilities	136,235	136,528
Total Liabilities	13,905,756	11,834,571
Shareholders' Equity
Preferred stock, $1 par value - 5,000,000 shares authorized
Common stock, $1 par value - 50,000,000 shares authorized; 35,262,901 and 31,917,385 shares issued, respectively	35,263	31,917
Additional paid-in capital	1,398,633	1,178,284
Retained earnings	497,274	436,141
Accumulated other comprehensive income (loss)	7,525	(16,491)
Treasury stock at cost - 1,809,497 and 2,130,841 shares, respectively	(85,846)	(98,872)
Total Shareholders' Equity	1,852,849	1,530,979
Total Liabilities and Shareholders' Equity	$ 15,758,605	$ 13,365,550